Expense Example - VIPStockSelectorPortfolio-InitialServiceService2PRO - VIPStockSelectorPortfolio-InitialServiceService2PRO - VIP Stock Selector Portfolio	Apr. 30, 2025 USD ($)
VIP Stock Selector Portfolio - Initial Class
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	628
VIP Stock Selector Portfolio - Service Class
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	750
VIP Stock Selector Portfolio - Service Class 2
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	$ 930